Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] USD ($)	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] Sales Revenue, Goods, Net [Member]	Dec. 31, 2013 Credit Concentration Risk [Member] Entity	Dec. 31, 2012 Credit Concentration Risk [Member] Entity	Dec. 31, 2013 Supplier Concentration Risk [Member] Cost of Goods, Total [Member] Entity	Dec. 31, 2012 Supplier Concentration Risk [Member] Cost of Goods, Total [Member] Entity	Dec. 31, 2011 Supplier Concentration Risk [Member] Cost of Goods, Total [Member] Entity
Concentration Risk [Line Items]
Concentration risk percentage					24.00%	23.00%	33.00%	80.00%	72.00%	79.00%	73.00%	82.00%
Number of entities comprising risk benchmark								5	5	5	5	5
Loan to a noncontrolling shareholder of a subsidiary, non-current	$ 15,430	93,410	$ 15,430	93,410
Equity interest in equity method investment	100.00%	100.00%	48.00%	48.00%